Vanguard U.S. Minimum Volatility ETF

Schedule of Investments (unaudited)
As of February 28, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)
Basic Materials (2.7%)
Newmont Corp.	10,677	581
NewMarket Corp.	1,010	383
Fastenal Co.	4,840	224
Balchem Corp.	907	108
		1,296
Consumer Discretionary (14.3%)
Activision Blizzard Inc.	7,811	747
Electronic Arts Inc.	5,098	683
* Dollar Tree Inc.	6,831	671
Dollar General Corp.	3,538	669
Walmart Inc.	4,942	642
* Amazon.com Inc.	197	609
Costco Wholesale Corp.	1,781	590
Service Corp. International	11,583	553
* Take-Two Interactive Software Inc.	2,729	503
* Terminix Global Holdings Inc.	5,537	249
Domino's Pizza Inc.	687	238
Target Corp.	1,154	212
* Lakeland Industries Inc.	3,976	125
Murphy USA Inc.	987	123
National Presto Industries Inc.	1,197	122
		6,736
Consumer Staples (7.1%)
Hormel Foods Corp.	14,113	654
Flowers Foods Inc.	28,199	613
Procter & Gamble Co.	3,808	470
Weis Markets Inc.	8,523	456
Tootsie Roll Industries Inc.	9,230	284
Church & Dwight Co. Inc.	3,262	257
Colgate-Palmolive Co.	3,388	255
John B Sanfilippo & Son Inc.	1,917	166
Lancaster Colony Corp.	491	86
Clorox Co.	467	85
		3,326
Energy (0.7%)
* REX American Resources Corp.	3,510	330

Financials (8.1%)
Erie Indemnity Co. Class A	3,125	757
Houlihan Lokey Inc. Class A	9,602	610
Broadridge Financial Solutions Inc.	3,508	500
CME Group Inc.	2,158	431
* Columbia Financial Inc.	24,331	398
Westamerica BanCorp	6,472	389

Waterstone Financial Inc.	11,809	229
HarborOne Bancorp Inc.	15,233	182
State Auto Financial Corp.	4,672	87
AMERISAFE Inc.	1,298	76
Park National Corp.	530	66
Lakeland Financial Corp.	648	45
Bank First Corp.	481	34
Bank of Princeton	465	12
		3,816
Health Care (17.9%)
Eli Lilly and Co.	3,863	791
Johnson & Johnson	4,636	735
* HealthStream Inc.	30,167	703
* Veeva Systems Inc. Class A	2,481	695
Gilead Sciences Inc.	11,109	682
Merck & Co. Inc.	9,088	660
Amgen Inc.	2,853	642
Danaher Corp.	2,450	538
* Regeneron Pharmaceuticals Inc.	1,128	508
* Enanta Pharmaceuticals Inc.	10,206	503
Pfizer Inc.	11,902	399
Atrion Corp.	470	294
Bristol-Myers Squibb Co.	3,446	211
National HealthCare Corp.	2,665	185
National Research Corp.	3,239	167
Cerner Corp.	1,929	133
* Vertex Pharmaceuticals Inc.	568	121
* ModivCare Inc.	921	118
Becton Dickinson and Co.	430	104
Zoetis Inc.	533	83
* Seagen Inc.	546	83
* Akero Therapeutics Inc.	1,669	51
* Amphastar Pharmaceuticals Inc.	1,950	34
* Viatris Inc.	1,474	22
		8,462
Industrials (9.2%)
Landstar System Inc.	4,943	791
Expeditors International of Washington Inc.	8,007	735
CH Robinson Worldwide Inc.	7,481	680
Accenture plc Class A	1,764	443
MAXIMUS Inc.	4,803	390
Jack Henry & Associates Inc.	2,195	326
Graco Inc.	4,024	279
Heartland Express Inc.	15,142	276
Cass Information Systems Inc.	3,431	148
AptarGroup Inc.	1,051	137
* Lawson Products Inc.	1,512	80
Lindsay Corp.	215	34
		4,319
Real Estate (1.5%)
Equity Commonwealth	25,747	726

Technology (22.2%)
* Tyler Technologies Inc.	1,848	856
* Alphabet Inc. Class A	414	837
Shutterstock Inc.	9,164	809

	Texas Instruments Inc.	4,646	800
	Oracle Corp.	11,961	772
*	Super Micro Computer Inc.	22,489	734
*	Adobe Inc.	1,499	689
	Apple Inc.	5,637	684
	Microsoft Corp.	2,854	663
*	Cadence Design Systems Inc.	4,431	625
	Citrix Systems Inc.	4,634	619
*	Black Knight Inc.	5,686	436
	Intuit Inc.	1,011	394
*	Altair Engineering Inc. Class A	6,337	390
	Amdocs Ltd.	4,849	368
*	MicroStrategy Inc. Class A	412	309
*	Facebook Inc. Class A	650	167
	Intel Corp.	2,650	161
	American Software Inc. Class A	2,751	56
*	EverQuote Inc. Class A	823	40
*	DSP Group Inc.	1,852	29
*	Verint Systems Inc.	266	13
*	Cognyte Software Ltd.	266	8
			10,459
Telecommunications (8.3%)
	Verizon Communications Inc.	12,896	713
*	T-Mobile US Inc.	5,708	685
	Shenandoah Telecommunications Co.	12,963	575
	Cable One Inc.	250	479
	AT&T Inc.	10,743	299
	ATN International Inc.	6,033	294
*	Charter Communications Inc. Class A	439	269
*	Liberty Broadband Corp. Class A	1,449	211
	Cisco Systems Inc.	4,384	197
*	Liberty Broadband Corp.	839	125
	Spok Holdings Inc.	5,121	55
*	Anterix Inc.	488	20
			3,922
Utilities (7.3%)
	Republic Services Inc. Class A	7,656	682
	American Water Works Co. Inc.	3,737	530
	Clearway Energy Inc. Class A	16,309	426
	SJW Group	6,042	379
	Waste Management Inc.	2,095	232
	Clearway Energy Inc.	8,439	232
	WEC Energy Group Inc.	2,137	172
	CMS Energy Corp.	2,830	153
	NextEra Energy Inc.	1,905	140
	Eversource Energy	1,482	118
	American States Water Co.	1,598	117
	Xcel Energy Inc.	1,927	113
*,^	Cadiz Inc.	9,265	101
	Ameren Corp.	951	67
			3,462
Total Common Stocks (Cost $41,826)			46,854

	Coupon
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1,2 Vanguard Market Liquidity Fund (Cost $370)	0.099%	3,699	370
Total Investments (100.1%) (Cost $42,196)			47,224
Other Asset and Liabilities-Net (-0.1%)			(38)
Net Assets (100%)			47,186
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $96,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $106,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

E-mini S&P 500 Index	March 2021	1	190	7
Micro E-mini S&P 500 Index	March 2021	2	38	1
				8

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by met hods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin

U.S. Minimum Volatility ETF

representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.